Average Annual Total Returns - Class A C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
ICE BofA 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.18%	3.17%	2.18%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.84%	2.86%	1.79%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.26%	1.69%	1.05%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.26%	1.69%	1.05%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.84%	2.86%	1.79%